Notes Payable - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 07, 2020	Dec. 31, 2020
Notes Payable, Other Payables | Promissory Note
Debt Instrument [Line Items]
Principal amount		$ 12,500,000
Medium-term Notes
Debt Instrument [Line Items]
Principal amount		$ 170,000,000.0
Debt instrument, LIBOR floor rate		1.00%
Debt instrument, effective interest rate		7.50%
Debt instrument, covenant, net leverage ratio, maximum		4.75
Debt instrument, covenant, decrease net leverage ratio, minimum		2.5
Debt instrument, accordion feature	$ 37,500,000
Debt instrument, interest rate during period		8.90%
Medium-term Notes | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		6.50%
Medium-term Notes | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		5.50%